Income Tax - Schedule of Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
US Federal statutory rate	21.00%	21.00%
Adjustment for Deferred Tax	(166.00%)	54.00%
State Income tax rate	0.00%	0.00%
Adjustment for Period as an S-Corp	0.00%	13.00%
Income tax (benefit) provision	(145.00%)	62.00%